Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Credit Facilities	$ 770,174	$ 808,218
Term Bank Loans	592,286	572,080
Total	1,362,460	1,380,298
Less - current portion	(126,543)	(126,361)
Long-term portion	$ 1,235,917	$ 1,253,937